SHARE OPTIONS (Details 2) (2008 Plan, Share options., USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
2008 Plan | Share options.
Options granted
Balance at the beginning of the period (in shares)	1,562,850
Granted (in shares)	1,797,300	307,250	484,000
Exercised (in shares)	(548,800)
Forfeited (in shares)	(305,050)
Balance at the end of the period (in shares)	2,506,300	1,562,850
Weighted average exercise price per option
Balance at the beginning of the period (in shares)	$ 1.71
Granted (in dollars per share)	$ 2.53	$ 4.75
Exercised (in dollars per share)	$ 0.37
Forfeited (in dollars per share)	$ 3.87
Balance at the end of the period (in dollars per share)	$ 2.35	$ 1.71
Weighted average fair value per option at grant date
Granted (in dollars per share)	$ 1.42	$ 2.45